Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Contractual Obligation Fiscal Year Maturity [Abstract]
2014	$ 42,761
2015	1,005
Total	$ 43,766